Submission	Aug. 03, 2026
Submission [Line Items]
Central Index Key	0002047692
Registrant Name	Hamilton Lane Venture Capital & Growth Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES